Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Risk Management
Schedule of balances in foreign currency

	Currency	Amount in foreign currency	Exchange rate (1)	Total 12.31.22	Total 12.31.21
ASSETS
CURRENT ASSETS
Other receivables	USD	19.3	176.960	3,415	201
Financial assets at fair value through profit or loss	USD	81.7	176.960	14,458	9,203
Cash and cash equivalents	USD	0.2	176.960	35	2,402
TOTAL CURRENT ASSETS				17,908	11,806
TOTAL ASSETS				17,908	11,806

LIABILITIES
NON-CURRENT LIABILITIES
Borrowings	USD	82.1	177.160	14,537	—
TOTAL NON-CURRENT LIABILITIES				14,537	—
CURRENT LIABILITIES
Trade payables	USD	17.7	177.160	3,136	2,402
	EUR	0.2	189.259	38	—
Borrowings	USD	1.0	177.160	184	19,989
Other payables	USD	1.3	177.160	228	2,001
TOTAL CURRENT LIABILITIES				3,586	24,392
TOTAL LIABILITIES				18,123	24,392

(1)	The exchange rates used are the BNA exchange rates in effect as of December 31, 2022 for US Dollars (USD) and Euros (EUR).

Schedule of Exposure to currency risk

	12.31.22	12.31.21
Net position
US dollar	(177)	(12,586)
Euro	(38)	—
Total	(215)	(12,586)

Schedule of decrease in results of operation

	12.31.22	12.31.21
Net position
US dollar	(18)	(1,259)
Euro	(4)	—
Decrease in the results of operations for the year	(22)	(1,259)

Schedule of analysis of non-derivative financial liabilities

	No deadline	Less than 3 months	From 3 months to 1 year	From 1 to 2 years	From 2 to 5 years	Total
As of December 31, 2022
Trade payables and other liabilities	120,470	67,730	9,468	409	23,705	221,782
Borrowings	—	—	184	14,537	—	14,721
Total	120,470	67,730	9,652	14,946	23,705	236,503

As of December 31, 2021
Trade payables and other liabilities	103,096	52,522	14,009	606	24,386	194,619
Borrowings	—	—	19,989	—	—	19,989
Total	103,096	52,522	33,998	606	24,386	214,608

Schedule of gearing ratios

	12.31.22	12.31.21
Total liabilities	354,465	319,718
Less: Cash and cash equivalents and Financial assets at fair value through profit or loss	(30,331)	(36,276)
Net debt	324,134	283,442
Total Equity	125,666	143,550
Total capital attributable to owners	449,800	426,992
Gearing ratio	72.06%	66.38%

Schedule of financial assets and liabilities measured at fair value

LEVEL 1

At December 31, 2022
Assets
Other receivables
Transferred assets and in custody	4,675
Financial assets at fair value through profit or loss:
Negotiable instruments	13,716
Mutual funds	14,985
Cash and cash equivalents:
Mutual funds	763
Total assets	34,139

At December 31, 2021
Assets
Financial assets at fair value through profit or loss:
Negotiable instruments	17,281
Mutual funds	12,816
Cash and cash equivalents
Mutual funds	2,627
Total assets	32,724